ACQUISITIONS - Assets and Liabilities Assumed (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 20, 2024	Oct. 31, 2024	Oct. 31, 2023
Business Acquisition [Line Items]
Goodwill Additions		$ 526	$ 15
BIOVECTRA
Business Acquisition [Line Items]
Cash and cash equivalents	$ 56
Accounts receivables	36
Inventories	25
Other current assets	2
Property, plant, and equipment	276
Intangible assets	183
Goodwill Additions	526
Total assets acquired	1,104
Accounts payable	(10)
Deferred revenue	(70)
Deferred tax liability	(45)
Other liabilities	(19)
Other accrued liabilities	(20)
Long-term debt	(25)
Purchase price for acquisition	$ 915